Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	380,154,000	379,900,000
Treasury stock	74,562,000	61,931,000